Share Capital - Schedule of Shares Issued and Outstanding (Details)		6 Months Ended		12 Months Ended
	Mar. 04, 2024 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Schedule of Shares Issued and Outstanding [Line Items]
Beginning Balance, Capital		$ 73,555,097	$ 63,319,398	$ 63,319,398
Issuance of shares from private placement, Capital			$ 320,000	320,000	$ 12,928,188
Issuance of shares upon conversion of note, Capital		(25,920)
Share issuance costs, Capital				(44,071)	$ (728,056)
Issuance of shares upon exercise of prefunded warrants, Number of shares					2,677
Issuance of shares upon exercise of prefunded warrants, Capital	$ 150,000
Effect of reverse share split – Cancelled shares, Capital					$ (1,445,188)
Ending Balance, Capital		$ 74,871,042		$ 73,555,097	$ 63,319,398
Shares Issued and Outstanding Capital [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Beginning Balance, Number of shares (in Shares) | shares		440,775	29,098	29,098	989
Beginning Balance, Capital		$ 73,555,097	$ 63,319,398	$ 63,319,398	$ 51,020,121
Issuance of shares from private placement, Number of shares (in Shares) | shares				3,250	3,452
Issuance of shares from private placement, Capital				$ 320,000	$ 1,396,702
Issuance of shares upon conversion of note, Number of shares (in Shares) | shares				408,427
Issuance of shares upon conversion of note, Capital				$ 10,737,400
Fair value adjustment on the converted promissory note, Number of shares (in Shares) | shares
Fair value adjustment on the converted promissory note, Capital				$ (777,627)
Share issuance costs, Number of shares (in Shares) | shares
Share issuance costs, Capital				$ (44,071)	$ (728,056)
Impact on loss of control of Canmart, Number of shares (in Shares) | shares
Impact on loss of control of Canmart, Capital				$ (3)
Issuance of shares upon exercise of prefunded warrants, Number of shares		93,635			24,091
Issuance of shares upon exercise of prefunded warrants, Capital		$ 1,341,865			$ 11,528,116
Effect of reverse share split – Cancelled shares, Number of shares (in Shares) | shares		(26)			(2,111)
Effect of reverse share split – Cancelled shares, Capital					$ (1,445,188)
Fair value of RSUs redeemed, Number of shares (in Shares) | shares					2,677
Fair value of RSUs redeemed					$ 1,547,703
Payment of offering costs in connection with the issuance of convertible promissory notes, Number of shares | shares
Payment of offering costs in connection with the issuance of convertible promissory notes, Capital		$ (25,920)
Ending Balance, Number of shares (in Shares) | shares		534,384		440,775	29,098
Ending Balance, Capital		$ 74,871,042		$ 73,555,097	$ 63,319,398